UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  03/31/2012

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Bruce M. Babcock
Saybrook Capital
2210 Brookfield Drive
Winston-Salem, NC  27106

Form 13F file Number 28-6520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Liz Grodski
Title:  Office Manager
Phone:	631-725-5518

Signature, Place, and Date of Signing:

Liz Grodski	  Sag Harbor, NY	       May 9, 2012

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in the
report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total: 52

Form 13F Information Table Value Total:  $144368



List of Other Included Managers:

NONE




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101     5884    65952 SH       Sole                    65952
AT&T Inc.                      COM              00206R102      429    13735 SH       Sole                    13735
Allstate Corp                  COM              020002101      235     7140 SH       Sole                     7140
Apple Computer                 COM              037833100      246      410 SH       Sole                      410
Automatic Data Processing      COM              053015103     5753   104245 SH       Sole                   104245
BYD Co Ltd ADR                 COM              05606L100      330    59710 SH       Sole                    59710
Berkshire Hathaway Inc Cl A    COM              084670108     3657       30 SH       Sole                       30
Berkshire Hathaway Inc Cl B    COM              084670702     5407    66630 SH       Sole                    66630
Bridgehampton National Bank    COM              108035106     1297    61835 SH       Sole                    61835
Bristol Myers                  COM              110122108      297     8800 SH       Sole                     8800
Caterpillar Inc.               COM              149123101     3566    33480 SH       Sole                    33480
Chevron Corporation            COM              166764100     1170    10913 SH       Sole                    10913
Cisco Sys Inc                  COM              17275R102      212    10000 SH       Sole                    10000
Coca-Cola                      COM              191216100      912    12326 SH       Sole                    12326
Deere & Company                COM              244199105     1578    19500 SH       Sole                    19500
Devon Energy Corp New          COM              25179M103      409     5750 SH       Sole                     5750
Diageo Plc                     COM              25243Q205     4975    51558 SH       Sole                    51558
Disney Walt Co                 COM              254687106      613    14000 SH       Sole                    14000
Duke Energy                    COM              26441C105     3374   160600 SH       Sole                   160600
Ei Dupont De Nemours & Co      COM              263534109      668    12620 SH       Sole                    12620
Emerson Elec Co                COM              291011104     5077    97300 SH       Sole                    97300
Exxon Mobil Corp               COM              30231G102     7772    89617 SH       Sole                    89617
Factset Research Sys           COM              303075105     4251    42920 SH       Sole                    42920
General Elec Co                COM              369604103     9243   460515 SH       Sole                   460515
Google Inc. Cl A               COM              38259P508     6409     9994 SH       Sole                     9994
Heineken Holding               COM              N39338194      473    10125 SH       Sole                    10125
Heinz H J Co                   COM              423074103     3746    69960 SH       Sole                    69960
Hewlett Packard                COM              428236103      274    11500 SH       Sole                    11500
Honeywell International Inc    COM              438516106     4116    67420 SH       Sole                    67420
Intel Corp.                    COM              458140100     7053   250855 SH       Sole                   250855
International Business Machine COM              459200101     5116    24521 SH       Sole                    24521
Johnson & Johnson              COM              478160104     5908    89575 SH       Sole                    89575
Kraft Foods Inc Class A        COM              50075N104     3708    97564 SH       Sole                    97564
Laboratory Amer Hldgs Com New  COM              50540R409     1204    13150 SH       Sole                    13150
Mcdonald's Corp                COM              580135101      237     2412 SH       Sole                     2412
Mela Sciences Inc Com          COM              55277R100       71    15900 SH       Sole                    15900
Nestle Sa                      COM              641069406     5461    86687 SH       Sole                    86687
Nextera Energy Inc.            COM              65339F101      244     4000 SH       Sole                     4000
Norfolk Southern Corp.         COM              655844108      361     5484 SH       Sole                     5484
Pepsico Inc.                   COM              713448108     3701    55780 SH       Sole                    55780
Pfizer Inc.                    COM              717081103      909    40162 SH       Sole                    40162
Philip Morris Intl Inc Com     COM              718172109     1143    12900 SH       Sole                    12900
Plum Creek Timber Co.          COM              729251108      416    10000 SH       Sole                    10000
Procter And Gamble Co          COM              742718109     6421    95540 SH       Sole                    95540
Schlumberger                   COM              806857108     4313    61670 SH       Sole                    61670
Southwestern Energy Co.        COM              845467109     2854    93275 SH       Sole                    93275
Staples Inc.                   COM              855030102     4861   300259 SH       Sole                   300259
Target Corp                    COM              87612E106     3914    67165 SH       Sole                    67165
Verizon Communications         COM              92343V104      278     7269 SH       Sole                     7269
Walgreen Co.                   COM              931422109     3472   103660 SH       Sole                   103660
Wells Fargo & Co.              COM              949746101      239     7000 SH       Sole                     7000
Money Mkt Obligs Tr Autcash Mg                                 111   110629 SH       Sole                   110629